Other accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Other Accounts Receivable Net
Schedule of other accounts receivable

	2024		2023
Current:
Credit cards	US$	34,756	US$	59,675
Benefits from suppliers		22,640		11,174
Affinity credit card		5,460		4,230
Cargo clients		4,453		4,633
Other accounts receivable		3,979		4,652
Insurance in recovery process		2,349		—
Other points of sales		946		1,014
Airport services		800		473
Travel agencies and insurance commissions		599		3,493
Employees		562		777
Marketing services		119		—
		76,663		90,121
Allowance for expected credit losses		(628)		(877)
	US$	76,035	US$	89,244

Schedule of aging of accounts receivable

Days	2024 Impaired		2024 Not impaired		Total 2024		2023 Impaired		2023 Not impaired		Total 2023
0–30	US$	459	US$	57,657	US$	58,116	US$	677	US$	73,923	US$	74,600
31–60		—		6,030		6,030		—		10,628		10,628
61–90		—		5,861		5,861		—		435		435
91-120		169		6,487		6,656		200		4,258		4,458
	US$	628	US$	76,035	US$	76,663	US$	877	US$	89,244	US$	90,121

Schedule of movement in the allowance for doubtful accounts

Balance as of December 31, 2022	US$	(809)
Write-offs		1,262
Increase in allowance		(1,330)
Balance as of December 31, 2023		(877)
Write-offs		1,067
Increase in allowance		(818)
Balance as of December 31, 2024	US$	(628)